Related Party Transactions	12 Months Ended
Jan. 31, 2021
18. Related Party Transactions

Key Management Compensation

During the year ended January 31, 2021, compensation of key management and directors, including former key management and directors, of the Company totaled $1,558,585 (2020 – 1,509,822), and consisted of salaries, consulting fees, directors’ fees and share-based payments. During the year ended January 31, 2021:

•	1,200,000 stock options were granted to directors, officers and a former officer,
•	256,250 stock options for former officers and a former director were forfeited or expired for non-performance,
•	291,667 common shares were issued to former officers and directors pursuant to vesting of RSUs and PSUs, and
•	33,334 RSUs and PSUs for former officers and director were forfeited or expired for non-performance.

Pursuant to the amalgamation (Note 6(b)), 582,620 stock options were granted to officers, a director and a former officer of Altum, upon which the Altum stock options held by such individuals terminated. Key management includes those persons having authority and responsibility for planning, directing and controlling the activities, directly or indirectly, of the Company.

As at January 31, 2021, the Company owed $661,660 to current and former key management and directors (2020 - $16,647).